Stock Options, Grants and Warrants - Additional Information (Detail) (USD $)	12 Months Ended		0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Jul. 22, 2013
Schedule Of Stock Options [Line Items]
Common stock authorized and reserved under incentive plan	275,000
Option issued	60,000
Fair value of option	$ 120,000
Compensation expense related to stock options	145,000	0
Warrant exercise price	$ 12.44	$ 14.00
Shares, Granted	23,000
Fair value of tyche warrants	936,000
Tyche | Five year warrants
Schedule Of Stock Options [Line Items]
Warrants issued for purchase of common stock, units			193,750
Warrants issued for purchase of common stock, exercise price			$ 10
Tyche | Seven and one-half year warrants
Schedule Of Stock Options [Line Items]
Warrants issued for purchase of common stock, units			351,620
Warrants issued for purchase of common stock, exercise price			$ 13.5
Tyche | Ten year warrants
Schedule Of Stock Options [Line Items]
Warrants issued for purchase of common stock, units			229,630
Warrants issued for purchase of common stock, exercise price			$ 16
Warrant
Schedule Of Stock Options [Line Items]
Shares, Granted	91,365
Employee and Director
Schedule Of Stock Options [Line Items]
Share-based compensation arrangement by share-based payment award, restricted stock units issued	23,000
Share based compensation arrangement by share based payment award fair value of restricted stock units released	113,000
Compensation expense recognized in period for restricted stock awards	130,000
Employee service share based compensation unrecognized compensation costs on restricted stock awards	$ 165,000
Maximum
Schedule Of Stock Options [Line Items]
Warrant exercise price		$ 15